BASIS OF FINANCIAL STATEMENT PRESENTATION	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
BASIS OF FINANCIAL STATEMENT PRESENTATION

NOTE 1 – BASIS OF FINANCIAL STATEMENT PRESENTATION

Organization and Description of Business

DarkPulse, Inc. (“DPI” or “Company”) is a technology-security company incorporated in 1989 as Klever Marketing, Inc. (“Klever”). Its’ wholly-owned subsidiary, DarkPulse Technologies Inc. (“DPTI”), originally started as a technology spinout from the University of New Brunswick, Fredericton, Canada. The Company’s security and monitoring systems will initially be delivered in applications for border security, pipelines, the oil and gas industry and mine safety. Current uses of fiber optic distributed sensor technology have been limited to quasi-static, long-term structural health monitoring due to the time required to obtain the data and its poor precision. The Company’s patented BOTDA dark-pulse sensor technology allows for the monitoring of highly dynamic environments due to its greater resolution and accuracy.

The Company’s subsidiaries consist of: DarkPulse, Inc., based in New York; Terradata Unmanned PLLC, based in Florida; Optilan India Pvt Ltd based in Navi-Mumbai and Optilan Communications & Security Systems Ltd, based in Ankara Turkey.

Optilan India Pvt Ltd, operating in India, provides project engineering & design, system provisioning and contract bid services for the Company globally. Optilan Communications & Security Systems Ltd, provides project engineering & design, system provisioning and contract bid services for the Company throughout Europe.

DarkPulse Manufacturing Inc., based in Arizona (formerly TJM Electronics West, Inc.), is no longer providing products or services as a result of the Company’s relationship with Sanmina Corporation who is handling both the design and manufacturing of the Company’s patented hardware.

Remote Intelligence, LLC and Wildlife Specialists, LLC are no longer providing services as a result of redundant service offerings that are now being offered by TerraData Unmanned.

Liquidation/winding up of Optilan (UK) Limited

On May 3, 2023, Eversheds Sutherland (International) LLP, a creditor of Optilan (UK) Limited, filed a petition to wind up (“Winding up Petition”) Optilan (UK) Limited, a wholly owned subsidiary of the Company’s Subsidiary, Optilan HoldCo 3 Limited, and the matter was due to be heard in the Portsmouth Combined Court Centre on June 28, 2023.

On June 28, 2023, the High Court of Justice in the United Kingdom issued a winding-up order for the liquidation and winding up of the affairs of Optilan (UK) Limited (“Optilan Liquidation”). In conjunction with the order, the court appointed the Official Receiver’s Office (“OR”) to take the appointment as liquidator of Optilan (UK) Limited and take control of Optilan (UK) Limited’s assets.

At the same time the court appointed the OR to take the appointment as liquidator of Optilan (UK) Limited. The OR has taken control of Optilan (UK) Limited’s assets. To date the ORs Office has initiated contact with Optilan but we still wait to receive details of the individual who will be taking the role of OR.

On July 3, 2023, Optilan (UK) Limited received a letter from The Insolvency Service, an executive agency sponsored by the Department for Business and Trade located in the U.K. Pursuant to the letter of The Insolvency Services, the Company was required to provide information relating to Optilan (UK) Limited to the Official Receiver’s Office (a government body of Plymouth, the United Kingdom) and attend an interview with staff of the Official Receiver’s Office to review the prospect of recovering the assets of Optilan (UK) Limited for the benefit of creditors. The interview occurred July 18, 2023.

The Company is an Unsecured creditor of Optilan (UK) Limited and is at risk of losing any repayment of obligations due from Optilan (UK) Limited because there are several intercompany relationships between the Company and Optilan (UK) Limited, the financial impact of any future claims and liabilities may not be known for several months. The Company has approximately $19.4 million intercompany payables due from Optilan (UK), which will increase the Company liabilities for any obligations not repaid. At the time of this filing the Company is still evaluating the full effects of the winding-up order for liquidation and the material adverse effects it will have on the Company’s continued operations and ability to meet future obligations.

On August 9, 2023, Evelyn Partners was appointed Joint Liquidator.